02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® International Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® International Index Fund		Spartan International Index Fund-Institutional Class	Spartan International Index Fund-Institutional Premium Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.01%	none
Total annual operating expenses		0.06%	0.05%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® International Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® International Index Fund - USD ($)	Spartan International Index Fund-Institutional Class	Spartan International Index Fund-Institutional Premium Class
1 year	$ 6	$ 5
3 years	19	16
5 years	34	28
10 years	$ 77	$ 64

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Spartan® International Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® International Index Fund	Past 1 year	Since Inception [1]	Inception Date
Spartan International Index Fund-Institutional Class			Sep. 08, 2011
Spartan International Index Fund-Institutional Class | Return Before Taxes	(0.74%)	7.02%
Spartan International Index Fund-Institutional Class | After Taxes on Distributions	(1.30%)	6.32%	Sep. 08, 2011
Spartan International Index Fund-Institutional Class | After Taxes on Distributions and Sales	0.20%	5.62%	Sep. 08, 2011
Spartan International Index Fund-Institutional Premium Class			Sep. 08, 2011
Spartan International Index Fund-Institutional Premium Class | Return Before Taxes	(0.73%)	7.03%
MSCI EAFE Index(reflects no deduction for fees or expenses)	(0.67%)	6.97%
[1]	From September 8, 2011